INVENTORIES - Amount of inventories recognized as an expense and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Carrying amount of inventories sold	¥ 211,292	¥ 303,021	¥ 443,382
Write down of inventories (reversal of inventory provision)	(2,301)	(56,766)	55,973
Cost of sales	¥ 208,991	¥ 246,255	¥ 499,355